Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Consolidated VIEs without recourse to eLong, Inc. [Member] USD ($)	Dec. 31, 2013 Consolidated VIEs without recourse to eLong, Inc. [Member] CNY	Dec. 31, 2012 Consolidated VIEs without recourse to eLong, Inc. [Member] CNY	Dec. 31, 2013 Series A preferred shares [Member] USD ($)	Dec. 31, 2012 Series A preferred shares [Member] USD ($)	Dec. 31, 2013 Series B preferred shares [Member] USD ($)	Dec. 31, 2012 Series B preferred shares [Member] USD ($)	Dec. 31, 2013 Ordinary shares [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member] USD ($)	Dec. 31, 2013 High-vote ordinary shares [Member] USD ($)	Dec. 31, 2012 High-vote ordinary shares [Member] USD ($)
Accounts payable	$ 29,200,168	176,769,058	119,199,583	$ 21,030,606	127,312,978	56,659,132
Income taxes payable	3,738,703	22,632,988	14,671,167	921,279	5,577,145	1,584,694
Amounts due to related parties	16,024,937	97,010,163	89,634,516	271,806	1,645,435	1,053,898
Deferred revenue	3,501,622	21,197,767	10,196,640
Accrued expenses and other current liabilities	55,817,679	337,903,480	198,970,866	8,551,857	51,770,379	42,438,420
Deferred tax liabilities, non-current	335,943	2,033,699	40,591	335,943	2,033,699	40,591
Other liabilities	$ 7,434	44,999	1,044,999	$ 7,434	44,999	44,999
Preferred shares, par value per share							$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred shares, authorized							8,205,620	8,205,620	50,000,000	50,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value per share											$ 0.01	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, authorized shares											150,000,000	150,000,000	50,000,000	50,000,000
Ordinary shares, issued shares											41,170,444	39,656,088	33,589,204	33,589,204
Ordinary shares, outstanding shares											36,850,250	35,335,892	33,589,204	33,589,204
Treasury stock, shares	1,021,118	1,021,118	2,535,474